UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

FORM N-Q

DECEMBER 31, 2013

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	December 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.8%
CONSUMER DISCRETIONARY - 23.1%
Auto Components - 5.1%
Hyundai Wia Corp.	863	$155,370	*
Leoni AG	2,830	211,519
SAF-Holland SA	13,770	204,683	*
Takata Corp.	15,096	432,195
Toyo Tire & Rubber Co., Ltd.	52,593	299,147
TS Tech Co., Ltd.	12,209	410,986

Total Auto Components		1,713,900

Distributors - 0.8%
Xinhua Winshare Publishing and Media Co., Ltd., Class H Shares	463,263	255,101

Hotels, Restaurants & Leisure - 4.4%
Melia Hotels International SA	32,730	420,324
OPAP SA	45,800	609,278
REXLot Holdings Ltd.	2,279,655	308,685
Saint Marc Holdings Co., Ltd.	3,464	165,453

Total Hotels, Restaurants & Leisure		1,503,740

Household Durables - 2.1%
Duni AB	28,374	367,256
Iida Group Holdings Co., Ltd.	16,410	327,546	*

Total Household Durables		694,802

Leisure Equipment & Products - 1.3%
Beneteau	11,250	210,018	*
Trigano SA	10,760	234,620	*

Total Leisure Equipment & Products		444,638

Specialty Retail - 5.5%
Arc Land Sakamoto Co., Ltd.	10,534	182,952
Hard Off Corp. Co., Ltd.	20,760	177,222
Laura Ashley Holdings PLC	405,450	172,887
Nafco Co., Ltd.	18,199	274,774
Pal Co., Ltd.	13,936	340,096
Tom Tailor Holding AG	22,630	513,679	*
Valora Holding AG	760	211,885

Total Specialty Retail		1,873,495

Textiles, Apparel & Luxury Goods - 3.9%
361 Degrees International Ltd.	623,629	164,869
Anta Sports Products Ltd.	411,534	510,550
Hosa International Ltd.	972,080	332,204
Xingquan International Sports Holdings Ltd.	466,730	133,942
Xtep International Holdings Ltd.	315,523	162,760

Total Textiles, Apparel & Luxury Goods		1,304,325

TOTAL CONSUMER DISCRETIONARY		7,790,001

CONSUMER STAPLES - 7.7%
Food & Staples Retailing - 0.6%
San-A Co., Ltd.	6,932	189,312

Food Products - 7.1%
Asian Citrus Holdings Ltd.	313,990	86,249
Corbion NV	14,110	298,931
Greencore Group PLC	174,015	642,597
Havfisk ASA	123,680	240,619	*
Indofood Agri Resources Ltd.	216,950	152,146
Koninklijke Wessanen NV	72,190	281,946
Labixiaoxin Snacks Group Ltd.	280,090	187,827
Marine Harvest ASA	417,274	508,065
Pacific Andes Resources Development Ltd.	176,233	18,434

Total Food Products		2,416,814

TOTAL CONSUMER STAPLES		2,606,126

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
ENERGY - 4.0%
Energy Equipment & Services - 1.6%
Lamprell PLC	107,890	$250,571	*
Shinko Plantech Co., Ltd.	38,221	296,521

Total Energy Equipment & Services		547,092

Oil, Gas & Consumable Fuels - 2.4%
Cairn Energy PLC	68,670	306,801	*
Exmar NV	32,770	500,406

Total Oil, Gas & Consumable Fuels		807,207

TOTAL ENERGY		1,354,299

FINANCIALS - 5.2%
Commercial Banks - 1.5%
Banco Latinoamericano de Comercio Exterior SA	17,974	503,632

Diversified Financial Services - 1.1%
Aker ASA, Class A Shares	10,171	372,275

Insurance - 0.5%
Greenlight Capital Re Ltd., Class A Shares	5,390	181,697	*

Real Estate Investment Trusts (REITs) - 0.5%
Wereldhave NV	2,060	162,016

Real Estate Management & Development - 1.6%
Deutsche Wohnen AG	7,199	138,998
GAGFAH SA	26,105	384,265	*

Total Real Estate Management & Development		523,263

TOTAL FINANCIALS		1,742,883

HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
Rhoen-Klinikum AG	16,647	486,767

INDUSTRIALS - 26.3%
Building Products - 3.1%
Maezawa Kasei Industries Co., Ltd.	24,196	246,762
Noritz Corp.	13,528	289,161
Sankyo Tateyama Inc.	10,360	205,409
Tarkett SA	8,000	313,880	*

Total Building Products		1,055,212

Commercial Services & Supplies - 3.0%
Aeon Delight Co., Ltd.	8,393	160,751
Shanks Group PLC	258,102	463,733
Séché Environnement	10,433	403,167

Total Commercial Services & Supplies		1,027,651

Construction & Engineering - 2.9%
Heijmans N.V.	28,410	410,769
Morgan Sindall Group PLC	30,354	379,499
Taisei Corp.	41,290	187,414

Total Construction & Engineering		977,682

Electrical Equipment - 3.9%
Prysmian SpA	17,207	442,897
Saft Groupe SA	14,898	512,379
Zumtobel AG	22,170	346,167

Total Electrical Equipment		1,301,443

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Industrial Conglomerates - 2.4%
Haw Par Corp., Ltd.	68,340	$438,108
Rheinmetall AG	5,911	364,669

Total Industrial Conglomerates		802,777

Machinery - 3.0%
JTEKT Corp.	15,410	261,930
Meidensha Corp.	43,190	160,768
Meyer Burger Technology AG	35,950	427,185	*
Yangzijiang Shipbuilding Holdings Ltd.	173,700	163,108

Total Machinery		1,012,991

Marine - 1.1%
D/S Norden A/S	6,840	359,485

Professional Services - 4.0%
FULLCAST Holdings Co., Ltd.	78,100	197,271	*
Quick Co., Ltd.	65,380	422,788
Teleperformance	12,271	747,753

Total Professional Services		1,367,812

Road & Rail - 0.6%
Sixt SE	5,980	192,628

Trading Companies & Distributors - 0.5%
SIG PLC	46,824	164,071

Transportation Infrastructure - 1.8%
BBA Aviation PLC	61,795	328,068
Yuexiu Transport Infrastructure Ltd.	230,463	121,557
Zhejiang Expressway Co., Ltd., Class H Shares	182,176	172,678

Total Transportation Infrastructure		622,303

TOTAL INDUSTRIALS		8,884,055

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.3%
Icom Inc.	7,125	171,985
Mitsui Knowledge Industry Co., Ltd.	12,700	18,451
U-Blox AG	5,340	575,574

Total Communications Equipment		766,010

Computers & Peripherals - 1.0%
Wincor Nixdorf AG	5,150	356,864

Electronic Equipment, Instruments & Components - 4.8%
Datalogic S.p.A.	28,400	323,499
E2v Technologies PLC	131,957	327,771
Laird PLC	111,309	510,941
Nippon Electric Glass Co., Ltd.	53,540	280,639
Orbotech Ltd.	14,370	194,282	*

Total Electronic Equipment, Instruments & Components		1,637,132

Internet Software & Services - 0.5%
Pacific Online Ltd.	329,560	157,676

IT Services - 6.3%
Indra Sistemas SA	35,393	591,829
NS Solutions Corp.	6,459	142,722
Quindell PLC	884,500	285,614	*
SCSK Corp.	10,205	267,165
Sopra Group	3,805	384,738
Travelsky Technology Ltd., Class H Shares	455,360	448,061

Total IT Services		2,120,129

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY			SHARES	VALUE
Semiconductors & Semiconductor Equipment - 1.2%
Aixtron SE			17,990	$260,234	*
Suess MicroTec AG			17,960	159,710	*

Total Semiconductors & Semiconductor Equipment				419,944

Software - 2.6%
Nexon Co., Ltd.			12,146	112,106
Square Enix Co., Ltd.			18,954	331,169
SRA Holdings Inc.			17,006	209,123
Sword Group			10,171	216,880

Total Software				869,278

TOTAL INFORMATION TECHNOLOGY				6,327,033

MATERIALS - 8.4%
Chemicals - 4.4%
Incitec Pivot Ltd.			131,007	313,496
Synthomer PLC			76,600	322,823
Ube Industries Ltd.			161,590	345,245
Wacker Chemie AG			3,080	340,582
Yingde Gases Group Co.			157,100	164,306

Total Chemicals				1,486,452

Construction Materials - 1.7%
Imerys SA			4,130	359,136
Italcementi S.p.A.			23,300	199,375

Total Construction Materials				558,511

Containers & Packaging - 1.7%
AMVIG Holdings Ltd.			327,741	155,960
DS Smith PLC			34,621	190,338
RPC Group PLC			23,420	228,816

Total Containers & Packaging				575,114

Metals & Mining - 0.6%
Lonmin PLC			43,090	220,130	*

TOTAL MATERIALS				2,840,207

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $25,690,405)				32,031,371

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.6%
Repurchase Agreements - 4.6%
Interest in $355,035,000 joint tri-party repurchase agreement dated 12/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,576,002; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.875% due 5/15/15 to 11/15/43; Market Value - $1,612,564) (Cost - $1,576,000)	0.020%	1/2/14	$1,576,000	1,576,000

TOTAL INVESTMENTS - 99.4% (Cost - $27,266,405#)				33,607,371
Other Assets in Excess of Liabilities - 0.6%				192,213

TOTAL NET ASSETS - 100.0%				$33,799,584

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

Summary of Investments by Country **

Japan	21.1%
United Kingdom	11.6
Germany	10.8
France	10.1
China	8.9
Switzerland	3.6
Netherlands	3.4
Norway	3.3
Spain	3.0
Italy	2.9
Ireland	1.9
Greece	1.8
Singapore	1.8
Hong Kong	1.7
Supranational	1.5
Belgium	1.5
Sweden	1.1
Denmark	1.1
Austria	1.0
Australia	0.9
United Arab Emirates	0.7
Israel	0.6
United States	0.5
South Korea	0.5
Short - Term Investments	4.7

100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of December 31, 2013 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (formerly ClearBridge International Small Cap Opportunity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$32,031,371	—	—	$32,031,371
Short-term investments†	—	$1,576,000	—	1,576,000

Total investments	$32,031,371	$1,576,000	—	$33,607,371

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2013, securities valued at $27,782,713 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,765,715
Gross unrealized depreciation	(424,749)

Net unrealized appreciation	$6,340,966

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At December 31, 2013, the Fund did not have any derivative instruments outstanding.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 25, 2014